Janus Portfolio | Institutional Shares
PORTFOLIO SUMMARY Janus Portfolio
INVESTMENT OBJECTIVE
Janus Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Portfolio Institutional Shares Institutional Shares, Janus Portfolio
Operating Expenses Column [Text]	Institutional Shares
Management Fees (may adjust up or down)	0.48%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.53%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Portfolio Institutional Shares Institutional Shares, Janus Portfolio	Institutional Shares	54	170	296	665

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 38% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. As of December 31, 2012, the Portfolio’s weighted average market capitalization was $77.6 billion. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions), as a substitute for securities in which the Portfolio invests, and to earn income and enhance returns.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Annual Total Returns for Institutional Shares (calendar year-end)

Best Quarter: First Quarter 2012 16.55% Worst Quarter: Fourth Quarter 2008 −22.06%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Portfolio Institutional Shares	Column	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Shares, Janus Portfolio	Institutional Shares		18.59%	1.12%	6.88%	6.89%	Sep. 13, 1993
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		Russell 1000® Growth Index	15.26%	3.12%	7.52%	7.45%	Sep. 13, 1993
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		S&P 500® Index	16.00%	1.66%	7.10%	8.09%	Sep. 13, 1993
Core Growth Index (reflects no deduction for fees, expenses, or taxes)		Core Growth Index	15.64%	2.41%	7.33%	7.81%	Sep. 13, 1993

The Core Growth Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%). This index is used to calculate the performance fee adjustment.